Share-based Compensation - Summary of Option Activity under the Various Plan (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total Number of Options, Outstanding Beginning Balance	15,980
Total Number of Options, Granted	3,622
Total Number of Options, Assumed - Transaction	2,426
Total Number of Options, Exercised	(161)
Total Number of Options, Forfeited	(539)
Total Number of Options, Outstanding Ending Balance	21,328
Total Number of Options, Exercisable	971
Total Number of Options, Vested or expected to vest	18,492
Weighted Average Exercise Price, Outstanding Beginning Balance | $ / shares	$ 6.35
Weighted Average Exercise Price, Granted | $ / shares	27.28
Weighted Average Exercise Price, Assumed - Transaction | $ / shares	20.71
Weighted Average Exercise Price, Exercised | $ / shares	3.82
Weighted Average Exercise Price, Forfeited | $ / shares	11.90
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	11.42
Weighted Average Exercise Price, Exercisable | $ / shares	20.22
Weighted Average Exercise Price, Vested or expected to vest | $ / shares	$ 11.60
Aggregate Intrinsic Value, Outstanding | $	$ 590,066
Aggregate Intrinsic Value, Exercisable | $	18,673
Aggregate Intrinsic Value, Vested or expected to vest | $	$ 508,374
Average Remaining Contractual Term, Outstanding	7 years 1 month 6 days
Average Remaining Contractual Term, Exercisable	5 years 6 months
Average Remaining Contractual Term, Vested or expected to vest	7 years 1 month 6 days